Share based compensation expenses - Activities of Options (Details) ¥ in Thousands			12 Months Ended
	Jul. 31, 2018 shares	May 31, 2018 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2014	Dec. 31, 2024 $ / shares
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥			¥ 0		¥ (6,884)	¥ 4,534
Options Outstanding
Granted (shares)	740,000	16,042,500
Employee Stock Option
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥			0		¥ 0	¥ 0
Unrecognized share-based compensation expenses | ¥			¥ 0	¥ 0
Options Outstanding
Outstanding at beginning of the year (in shares)			1,961,750
Granted (shares)			0		0	0
Outstanding at end of the year (in shares)			1,961,750		1,961,750
Vested and exercisable as of December 31, 2023 (in shares)			1,961,750	1,961,750
Weighted Average Exercise Price
Outstanding at beginning of the year (in shares) | $ / shares				¥ 0.3015
Outstanding at end of the year (in dollars per share) | $ / shares				¥ 0.3015
Vested and exercisable as of December 31, 2023 (in dollars per share) | $ / shares								$ 0.3015
Weighted Average Remaining Contractual Life
Outstanding (in years)			5 years 7 months 2 days		6 years 10 months 24 days
Vested and exercisable as of December 31, 2023			5 years 7 months 2 days
Average Intrinsic Value
Outstanding | ¥			¥ 39
Outstanding | ¥			37		¥ 39
Vested and exercisable as of December 31, 2023 | ¥			37	¥ 37
Jimu Parent
Share based compensation expenses
Vesting period (in years)							4 years
Vesting percentage at first anniversary							25.00%
Options expiration period							10 years
Unrecognized share-based compensation expenses | ¥			¥ 0	¥ 0
Options Outstanding
Outstanding at beginning of the year (in shares)			26,322
Lapse (shares)			(427)
Outstanding at end of the year (in shares)			25,895		26,322
Vested and exercisable as of December 31, 2023 (in shares)			25,895	25,895
Weighted Average Exercise Price
Outstanding at beginning of the year (in shares) | $ / shares				¥ 1
Lapse (in dollars per share) | $ / shares				¥ 1
Outstanding at end of the year (in dollars per share) | $ / shares
Weighted Average Remaining Contractual Life
Outstanding (in years)			1 year 4 months 6 days		2 years 5 months 12 days
Vested and exercisable as of December 31, 2023			1 year 4 months 6 days